Quarterly Financial Information of the Parent Company (Schedule of Quarterly Financial Information) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues																	$ 3,900,000
Net income																	(309,000)
Parent Company [Member]
Total revenues	111,958,000	[1]	114,639,000	[1]	106,409,000	[1]	105,193,000	[1]	104,409,000	[1]	95,006,000	[1]	92,190,000	[1]	92,024,000	[1]	438,200,000	383,629,000	358,193,000
Net income	15,790,000	[1]	8,861,000	[1]	7,852,000	[1]	9,737,000	[1]	12,562,000	[1]	8,735,000	[1]	8,093,000	[1]	8,219,000	[1]	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests																	(525,000)	(498,000)	(1,468,000)
Preferred dividends	(163,000)	[1]	(76,000)	[1]	(95,000)	[1]	(141,000)	[1]	(378,000)	[1]	(442,000)	[1]	(442,000)	[1]	(442,000)	[1]			16,963,000
Net Income Available to Common Stockholders	$ (244,000)	[1]	$ (106,000)	[1]	$ (68,000)	[1]	$ (107,000)	[1]	$ (178,000)	[1]	$ (104,000)	[1]	$ (95,000)	[1]	$ (121,000)	[1]	$ 25,991,000	$ 21,853,000	$ 41,759,000
Earnings Per Share, Basic and Diluted	$ (3,651,000)	[1]	$ (3,901,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ 0.19	$ 0.19	$ 0.45

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.